GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.16%
218,444	Axalta Coating Systems Ltd(a)	$ 4,842,904
150,681	CF Industries Holdings Inc	4,627,414
44,370	Chemours Co	927,777
6,795	Eastman Chemical Co	530,825
64,351	Element Solutions Inc(a)	676,329
184,313	Freeport-McMoRan Inc	2,882,655
217,135	Mosaic Co	3,967,056
5,941	NewMarket Corp	2,033,723
187,266	Olin Corp	2,318,353
3,744	Reliance Steel & Aluminum Co	382,038
6,254	Sherwin-Williams Co	4,357,412
52,879	W R Grace & Co	2,130,495
		29,676,981
Communications — 4.43%
30,678	eBay Inc	1,598,324
6,431	EchoStar Corp Class A(a)	160,068
18,968	Etsy Inc(a)	2,307,078
15,932	FireEye Inc(a)	196,680
28,546	Liberty Broadband Corp Class C(a)	4,078,367
28,923	Omnicom Group Inc	1,431,688
91,366	Pinterest Inc Class A (a)	3,792,603
3,303	Spotify Technology SA(a)	801,209
25,710	VeriSign Inc(a)	5,266,693
9,148	Wayfair Inc Class A(a)(b)	2,662,159
31,179	Zillow Group Inc Class C(a)	3,167,475
		25,462,344
Consumer, Cyclical — 11.14%
20,057	AutoNation Inc(a)	1,061,617
2,056	Brunswick Corp	121,119
22,926	Capri Holdings Ltd(a)	412,668
3,179	Carter's Inc	275,238
3,401	Chipotle Mexican Grill Inc(a)	4,229,858
12,122	Costco Wholesale Corp	4,303,310
23,750	Darden Restaurants Inc	2,392,575
80,605	Dick's Sporting Goods Inc	4,665,417
4,177	Dolby Laboratories Inc Class A	276,852
8,776	Domino's Pizza Inc	3,732,257
97,602	DR Horton Inc	7,381,639
50,057	Foot Locker Inc	1,653,383
193,065	Gentex Corp	4,971,424
35,220	L Brands Inc	1,120,348
39,471	Lennar Corp Class A	3,223,991
48,803	Lions Gate Entertainment Corp Class B(a)	425,562
25,060	Lowe's Cos Inc	4,156,452
6,327	PACCAR Inc	539,567
125,954	PulteGroup Inc	5,830,411
105,420	Skechers USA Inc Class A(a)	3,185,792
2,194	Target Corp	345,379
52,114	Thor Industries Inc	4,964,380
113,824	Univar Solutions Inc(a)	1,921,349
8,032	Watsco Inc	1,870,572
Shares		Fair Value
Consumer, Cyclical — (continued)
46,544	Wendy's Co	$ 1,037,698
		64,098,858
Consumer, Non-Cyclical — 16.09%
58,161	Alexion Pharmaceuticals Inc(a)	6,655,363
55,774	Alkermes PLC(a)	924,175
9,607	AMERCO	3,419,900
5,563	Anthem Inc	1,494,166
30,204	Archer-Daniels-Midland Co	1,404,184
4,543	Biogen Inc(a)	1,288,758
12,509	Cooper Cos Inc	4,217,034
48,280	CoreLogic Inc	3,267,108
187,007	Corteva Inc	5,387,672
49,271	Elanco Animal Health Inc(a)	1,376,139
12,215	Envista Holdings Corp(a)	301,466
21,551	Euronet Worldwide Inc(a)	1,963,296
13,390	Exelixis Inc(a)	327,386
2,273	Graham Holdings Co Class B	918,542
40,600	Grand Canyon Education Inc(a)	3,245,564
144,695	H&R Block Inc	2,357,082
12,456	Haemonetics Corp(a)	1,086,786
33,078	HCA Healthcare Inc	4,124,165
72,099	Herbalife Nutrition Ltd(a)	3,363,418
3,674	Hill-Rom Holdings Inc	306,816
54,384	Hologic Inc(a)	3,614,905
1,804	IQVIA Holdings Inc(a)	284,365
14,739	Jazz Pharmaceuticals PLC(a)	2,101,634
9,956	McKesson Corp	1,482,747
4,300	Molina Healthcare Inc(a)	787,072
55,178	Monster Beverage Corp(a)	4,425,276
222,784	Mylan NV(a)	3,303,887
3,939	PayPal Holdings Inc(a)	776,101
50,668	Perrigo Co PLC	2,326,168
5,966	Quest Diagnostics Inc	683,047
120,875	ServiceMaster Global Holdings Inc(a)	4,820,495
78,508	Sprouts Farmers Market Inc(a)	1,643,172
8,974	STERIS PLC	1,581,129
43,993	TransUnion	3,701,131
34,729	Tyson Foods Inc Class A	2,065,681
10,672	United Rentals Inc(a)	1,862,264
5,781	United Therapeutics Corp(a)	583,881
44,823	Universal Health Services Inc Class B	4,796,957
9,954	Vertex Pharmaceuticals Inc(a)	2,708,682
5,901	West Pharmaceutical Services Inc	1,622,185
		92,599,799
Energy — 2.14%
77,454	Concho Resources Inc	3,417,270
8,530	First Solar Inc(a)	564,686
11,467	Helmerich & Payne Inc	167,992
120,233	HollyFrontier Corp	2,369,792
68,117	Marathon Petroleum Corp	1,998,553
57,154	Schlumberger NV	889,316
431,321	TechnipFMC PLC	2,721,636

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
10,499	Williams Cos Inc	$ 206,305
		12,335,550
Financial — 28.31%
51,805	Alliance Data Systems Corp	2,174,774
12,156	Allstate Corp	1,144,366
169,485	Ally Financial Inc	4,248,989
64,138	American Financial Group Inc	4,295,963
131,004	Apartment Investment & Management Co REIT Class A	4,417,455
42,539	Arch Capital Group Ltd(a)	1,244,266
246,249	Associated Banc-Corp	3,107,662
75,611	Athene Holding Ltd Class A(a)	2,576,823
158,961	Brighthouse Financial Inc(a)	4,277,640
14,447	Brixmor Property Group Inc REIT	168,885
59,040	Camden Property Trust REIT	5,253,379
25,828	CME Group Inc	4,321,283
30,873	CoreSite Realty Corp REIT	3,670,182
158,305	CubeSmart REIT	5,114,835
18,336	Duke Realty Corp REIT	676,598
76,121	Empire State Realty Trust Inc REIT Class A	465,861
63,817	Equity LifeStyle Properties Inc REIT	3,911,982
46,834	Evercore Inc Class A	3,065,754
93,825	First American Financial Corp	4,776,631
195,334	First Hawaiian Inc(b)	2,826,483
121,361	First Industrial Realty Trust Inc REIT	4,830,168
427,702	FNB Corp	2,899,820
63,406	Globe Life Inc	5,066,139
97,970	Healthcare Trust of America Inc REIT Class A	2,547,220
33,781	Interactive Brokers Group Inc Class A	1,632,636
217,101	Invitation Homes Inc REIT	6,076,657
147,666	Jefferies Financial Group Inc	2,657,988
188,633	KeyCorp	2,250,392
52,477	Lamar Advertising Co REIT Class A	3,472,403
45,968	Life Storage Inc REIT	4,839,051
55,878	Lincoln National Corp	1,750,658
11,886	LPL Financial Holdings Inc	911,300
46,530	MGIC Investment Corp	412,256
36,356	Mid-America Apartment Communities Inc REIT	4,215,478
329,739	Old Republic International Corp	4,860,353
191,849	Outfront Media Inc REIT	2,791,403
76,695	Popular Inc	2,781,728
29,352	Primerica Inc	3,320,885
3,463	Prosperity Bancshares Inc	179,487
14,144	SBA Communications Corp REIT	4,504,581
56,029	Signature Bank	4,649,847
296,482	Starwood Property Trust Inc REIT	4,473,913
Shares		Fair Value
Financial — (continued)
41,697	Sun Communities Inc REIT	$ 5,863,015
1,107	SVB Financial Group(a)	266,366
237,149	Synchrony Financial	6,206,189
7,651	UDR Inc REIT	249,499
198,045	Unum Group	3,333,097
796,134	VEREIT Inc REIT	5,174,871
102,801	Voya Financial Inc	4,927,252
126,559	Western Alliance Bancorp	4,001,796
		162,886,259
Industrial — 21.18%
64,960	AGCO Corp	4,824,579
46,193	Allegion PLC	4,568,950
68,712	AMETEK Inc	6,829,973
62,708	Arrow Electronics Inc(a)	4,932,611
53,228	Avnet Inc	1,375,412
73,396	Berry Global Group Inc(a)	3,546,495
49,997	Clean Harbors Inc(a)	2,801,332
11,625	Crown Holdings Inc(a)	893,497
31,842	Curtiss-Wright Corp	2,969,585
49,343	Dover Corp	5,345,821
42,269	Flowserve Corp	1,153,521
51,456	frontdoor Inc(a)	2,002,153
104,401	Graphic Packaging Holding Co	1,471,010
11,291	Hexcel Corp	378,813
25,613	Hubbell Inc	3,504,883
12,464	ITT Inc	735,999
98,858	Jabil Inc	3,386,875
32,037	JB Hunt Transport Services Inc	4,048,836
33,317	Johnson Controls International PLC	1,360,999
8,182	Knight-Swift Transportation Holdings Inc	333,007
16,697	Landstar System Inc	2,095,307
19,530	Lennox International Inc	5,324,073
106,674	Masco Corp	5,880,938
210,857	MDU Resources Group Inc	4,744,282
9,536	Mercury Systems Inc(a)	738,659
4,387	Mettler-Toledo International Inc(a)	4,236,745
18,894	nVent Electric PLC	334,235
24,424	Old Dominion Freight Line Inc	4,418,790
75,732	Owens Corning	5,211,119
11,205	Parker-Hannifin Corp	2,267,220
45,124	PerkinElmer Inc	5,663,513
109,300	Ryder System Inc	4,616,832
27,074	Snap-on Inc	3,983,398
29,412	SYNNEX Corp	4,119,445
16,928	Teledyne Technologies Inc(a)	5,251,235
5,429	Trane Technologies PLC	658,266
7,364	Universal Display Corp	1,330,969
53,559	XPO Logistics Inc(a)	4,534,305
		121,873,682
Technology — 4.46%
5,033	Adobe Inc(a)	2,468,334
3,347	Black Knight Inc(a)	291,356

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
7,055	CACI International Inc Class A(a)	$ 1,503,844
63,316	DXC Technology Co	1,130,191
128,498	Hewlett Packard Enterprise Co	1,204,026
9,974	Lam Research Corp	3,308,875
41,302	Lumentum Holdings Inc(a)	3,103,019
2,550	Microchip Technology Inc	262,038
26,734	Take-Two Interactive Software Inc(a)	4,416,991
89,896	Western Digital Corp	3,285,699
933	Workday Inc Class A(a)	200,716
493,432	Zynga Inc Class A(a)	4,500,100
		25,675,189
Utilities — 6.11%
5,864	Alliant Energy Corp	302,876
28,403	DTE Energy Co	3,267,481
67,859	Entergy Corp	6,686,147
111,582	Evergy Inc	5,670,597
7,931	Eversource Energy	662,635
4,893	National Fuel Gas Co	198,607
160,926	OGE Energy Corp	4,826,171
4,837	Pinnacle West Capital Corp	360,598
113,362	Public Service Enterprise Group Inc	6,224,707
43,011	UGI Corp	1,418,503
291,775	Vistra Corp	5,502,877
		35,121,199
TOTAL COMMON STOCK — 99.02% (Cost $559,557,532)		$569,729,861
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.83%
$1,127,058	Undivided interest of 1.60% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $1,127,058 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	1,127,058
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,127,058	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $1,127,058 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	$ 1,127,058
1,127,058	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $1,127,058 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	1,127,058
237,267	Undivided interest of 16.55% in a repurchase agreement (principal amount/value $1,434,150 with a maturity value of $1,434,152) with JP Morgan Securities, 0.06%, dated 9/30/20 to be repurchased at $237,267 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.75%, 11/19/20 - 8/31/24, with a value of $1,462,833.(c)	237,267

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,127,058	Undivided interest of 4.49% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $1,127,058 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(c)	$ 1,127,058
TOTAL SHORT TERM INVESTMENTS — 0.83% (Cost $4,745,499)		$4,745,499
TOTAL INVESTMENTS — 99.85% (Cost $564,303,031)		$574,475,360
OTHER ASSETS & LIABILITIES, NET — 0.15%		$888,975
TOTAL NET ASSETS — 100.00%		$575,364,335
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	16	USD	2,969,440	December 2020	$78,385
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 13 futures contracts for the reporting period.

September 30, 2020